BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
The following is a summary of short-term borrowings for the last three years:

	2013		2012		2011
(Dollars in thousands)	Amount	Rate	Amount	Rate	Amount	Rate
At December 31,
Federal funds purchased and securities sold under agreements to repurchase	$94,749	0.05%	$122,570	0.13%	$99,431	0.10%
Federal Home Loan Bank borrowings	654,000	0.17%	502,000	0.17%	0	N/A
Total	$748,749	0.16%	$624,570	0.16%	$99,431	0.10%

Average for the year
Federal funds purchased and securities sold under agreements to repurchase	$115,486	0.08%	$86,980	0.08%	$96,060	0.17%
Federal Home Loan Bank borrowings	472,062	0.23%	111,295	0.17%	0	N/A
Total	$587,548	0.20%	$198,275	0.13%	$96,060	0.17%

Maximum month-end balances
Federal funds purchased and securities sold under agreements to repurchase	$158,911		$170,751		$105,291
Federal Home Loan Bank borrowings	654,000		502,000		0

Summary of Long-term Debt [Table Text Block]
The following is a summary of First Financial's long-term debt:

	2013		2012
(Dollars in thousands)	Amount	Average Rate	Amount	Average Rate
Federal Home Loan Bank	$7,505	3.72%	$9,427	3.74%
National Market Repurchase Agreement	52,500	3.49%	65,000	3.50%
Capital loan with municipality	775	0.00%	775	0.00%
Total long-term debt	$60,780	3.48%	$75,202	3.49%

Schedule of Maturities of Long-term Debt [Table Text Block]
As of December 31, 2013, the long-term debt matures as follows:

(Dollars in thousands)	FHLB	Repurchase Agreement
2014	$28	$27,500
2015	29	25,000
2016	28	0
2017	29	0
2018	4,300	0
Thereafter	3,091	0
Total	$7,505	$52,500